Annual Fund Operating Expenses - (Allspring International and Global Equity Funds - Classes A , R6 and Institutional)	Oct. 31, 2025
(Allspring Emerging Markets Equity Advantage Fund)
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2027
(Allspring Emerging Markets Equity Advantage Fund) | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.05%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.60%
Expenses (as a percentage of Assets)	1.65%
Fee Waiver or Reimbursement	(0.22%)
Net Expenses (as a percentage of Assets)	1.43%	[1]
(Allspring Emerging Markets Equity Advantage Fund) | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.05%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.18%
Expenses (as a percentage of Assets)	1.23%
Fee Waiver or Reimbursement	(0.22%)
Net Expenses (as a percentage of Assets)	1.01%	[1]
(Allspring Emerging Markets Equity Advantage Fund) | Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.05%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.28%
Expenses (as a percentage of Assets)	1.33%
Fee Waiver or Reimbursement	(0.22%)
Net Expenses (as a percentage of Assets)	1.11%	[1]
(Allspring Emerging Markets Equity Fund)
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2027
(Allspring Emerging Markets Equity Fund) | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.02%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.51%
Expenses (as a percentage of Assets)	1.53%
Fee Waiver or Reimbursement	(0.10%)
Net Expenses (as a percentage of Assets)	1.43%	[2]
(Allspring Emerging Markets Equity Fund) | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.02%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.09%
Expenses (as a percentage of Assets)	1.11%
Fee Waiver or Reimbursement	(0.10%)
Net Expenses (as a percentage of Assets)	1.01%	[2]
(Allspring Emerging Markets Equity Fund) | Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.02%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.19%
Expenses (as a percentage of Assets)	1.21%
Fee Waiver or Reimbursement	(0.10%)
Net Expenses (as a percentage of Assets)	1.11%	[2]
(Allspring International Equity Fund)
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2027
(Allspring International Equity Fund) | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.53%
Expenses (as a percentage of Assets)	1.33%
Fee Waiver or Reimbursement	(0.19%)
Net Expenses (as a percentage of Assets)	1.14%	[3]
(Allspring International Equity Fund) | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.11%
Expenses (as a percentage of Assets)	0.91%
Fee Waiver or Reimbursement	(0.12%)
Net Expenses (as a percentage of Assets)	0.79%	[3]
(Allspring International Equity Fund) | Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.21%
Expenses (as a percentage of Assets)	1.01%
Fee Waiver or Reimbursement	(0.17%)
Net Expenses (as a percentage of Assets)	0.84%	[3]
(Allspring Special Global Small Cap Fund)
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2027
(Allspring Special Global Small Cap Fund) | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.95%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.63%
Expenses (as a percentage of Assets)	1.58%
Fee Waiver or Reimbursement	(0.16%)
Net Expenses (as a percentage of Assets)	1.42%	[4]
(Allspring Special Global Small Cap Fund) | Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.95%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.31%
Expenses (as a percentage of Assets)	1.26%
Fee Waiver or Reimbursement	(0.16%)
Net Expenses (as a percentage of Assets)	1.10%	[4]
(Allspring Special International Small Cap Fund)
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2027
(Allspring Special International Small Cap Fund) | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.95%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.62%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.58%
Fee Waiver or Reimbursement	(0.20%)
Net Expenses (as a percentage of Assets)	1.38%	[5]
(Allspring Special International Small Cap Fund) | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.95%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.20%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.16%
Fee Waiver or Reimbursement	(0.20%)
Net Expenses (as a percentage of Assets)	0.96%	[5]
(Allspring Special International Small Cap Fund) | Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.95%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.30%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.26%
Fee Waiver or Reimbursement	(0.20%)
Net Expenses (as a percentage of Assets)	1.06%	[5]

[1]
2.	The Manager has contractually committed through February 28, 2027, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 1.43% for Class A, 1.01% for Class R6 and 1.11% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

[2]
2.	The Manager has contractually committed through February 28, 2027, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 1.43% for Class A, 1.01% for Class R6 and 1.11% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

[3]
2.	The Manager has contractually committed through February 28, 2027, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 1.14% for Class A, 0.79% for Class R6 and 0.84% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

[4]
2.	The Manager has contractually committed through February 28, 2027, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 1.42% for Class A and at 1.10% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

[5]
2.	The Manager has contractually committed through February 28, 2027, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 1.37% for Class A, 0.95% for Class R6 and 1.05% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.